Summarized Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Information (Unaudited)
SUMMARIZED QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

A summary of selected quarterly financial information is presented below (in thousands, except for per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

2016
Interest income	$32,289	$32,932	$33,046	$33,884
Taxable equivalent adjustment	192	195	224	258
Interest income (FTE)	32,481	33,127	33,270	34,142
Interest expense	3,169	3,264	3,268	3,504
Net interest income	29,312	29,863	30,002	30,638
Provision for loan losses	539	1,122	1,432	1,301
Investment securities gains	—	845	2,668	—
Non-interest income	13,127	13,736	14,079	14,371
Non-interest expense	24,140	24,283	25,284	22,456
Income before income tax expense	17,760	19,039	20,033	21,252
Income tax expense	5,866	6,303	6,577	6,338
Taxable equivalent adjustment	(192)	(195)	(224)	(258)
Net income available to common shareholders	$11,702	$12,541	$13,232	$14,656

Net earnings allocated to common shareholders	$11,571	$12,391	$13,075	$14,479

Basic earnings per common share	$0.78	$0.83	$0.88	$0.97
Diluted earnings per common share	0.78	0.83	0.88	0.97
Average common shares outstanding:
Basic	14,916	14,889	14,899	14,894
Diluted	14,927	14,902	14,909	14,914

2015
Interest income	$32,364	$31,720	$30,768	$32,222
Taxable equivalent adjustment	142	144	147	179
Interest income (FTE)	32,506	31,864	30,915	32,401
Interest expense	2,973	2,937	2,910	3,010
Net interest income	29,533	28,927	28,005	29,391
Provision for loan losses	888	2,836	451	2,813
Investment securities gains	14	2,116	—	—
Non-interest income	24,007	13,289	13,706	14,074
Non-interest expense	23,165	23,244	25,377	21,165
Income before income tax expense	29,501	18,252	15,883	19,487
Income tax expense	11,367	6,125	5,129	5,793
Taxable equivalent adjustment	(142)	(144)	(147)	(179)
Net income available to common shareholders	$17,992	$11,983	$10,607	$13,515

Net earnings allocated to common shareholders	$17,783	$11,849	$10,487	$13,362

Basic earnings per common share	$1.18	$0.78	$0.69	$0.88

Diluted earnings per common share	1.17	0.78	0.69	0.88
Average common shares outstanding:
Basic	15,067	15,104	15,178	15,158
Diluted	15,149	15,127	15,198	15,175